UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2012

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Afton Capital Management LLC
Address:  4720 Piedmont Row Drive, Suite 370 Charlotte, NC 28210

Form 13F File Number:  28-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Coy Monk
Title:    Managing Member
Phone:    (704)887-2483

Signature, Place, and Date of Signing:

      /s/ Albert Coy Monk, IV          Charlotte, NC              05/14/12
      -----------------------          -------------             ----------
            [Signature]                [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  $ 107,054 K
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          FORM 13F INFORMATIONAL TABLE
                          ----------------------------

          ITEM 1:               ITEM 2:   ITEM 3:     ITEM 4:      ITEM 5:           ITEM 6:          ITEM 7:        ITEM 8:
------------------------------ -------- --------- --------------  ---------  ----------------------- -------- ----------------------
       NAME OF ISSUER          TITLE OF   CUSIP        FAIR       SHARES OR         INVESTMENT       MANAGERS    VOTING AUTHORITY
                                CLASS    NUMBER       MARKET      PRINCIPAL         DISCRETION
                                                       VALUE       AMOUNT
                                                                             -------  ------  ------          -------  ------   ----
                                                                               [A]     [B]     [C]              [A]      [B]     [C]
                                                                                              SHARED
                                                                              SOLE    SHARED  OTHER            SOLE    SHARED   NONE
------------------------------ -------- --------- --------------  ---------  -------  ------  ------ -------- -------  ------   ----
APPLE, INC.                      com    037833100   5,995,500.00      10,000  sole                              10,000
AVIS BUDGET GROUP, INC.          com    053774105   2,830,000.00     200,000  sole                             200,000
BE AEROSPACE INC                 com    073302101   3,485,250.00      75,000  sole                              75,000
BELO CORPORATION                 com    080555105   2,518,555.71     351,263  sole                             351,263
CELANESE CORPORATION             com    150870103   3,925,300.00      85,000  sole                              85,000
CIT GROUP INC.                   com    125581801   5,361,200.00     130,000  sole                             130,000
CITIGROUP INC.                   com    172967424   4,934,250.00     135,000  sole                             135,000
CONCHO RESOURCES INC.            com    20605P101   5,104,000.00      50,000  sole                              50,000
DELPHI AUTOMOTIVE PLC            com    G27823106   3,634,000.00     115,000  sole                             115,000
EMC CORPORATION MASS             com    268648102   4,502,916.00     150,700  sole                             150,700
ENERGY XXI (BERMUDA) LTD         com    G10082140   5,103,065.20     141,320  sole                             141,320
GENCORP INC                      com    368682100   1,591,770.30     224,193  sole                             224,193
HEELYS, INC.                     com    42279M107     672,311.20     305,596  sole                             305,596
HERTZ GLOBAL HOLDINGS INC.       com    42805T105   3,384,000.00     225,000  sole                             225,000
LEAR CORPORATION                 com    521865204   3,254,300.00      70,000  sole                              70,000
LYONDELLBASELL INDUSTRIES N.V.   com    N53745100   6,735,195.00     154,300  sole                             154,300
MAGNUM HUNTER RESOURCES INC.     com    55973B102   3,846,000.00     600,000  sole                             600,000
MCMORAN EXPLORATION INC.         com    582411104   1,605,000.00     150,000  sole                             150,000
MORGAN STANLEY                   com    617446448   4,517,200.00     230,000  sole                             230,000
OUTDOOR CHANNEL HLDGS INC        com    690027206   1,580,429.31     216,201  sole                             216,201
PRICELINE.COM INC                com    741503403   3,587,500.00       5,000  sole                               5,000
PULTEGROUP INC.                  com    745867101   2,212,500.00     250,000  sole                             250,000
ROCK-TENN CO. CLASS A            com    772739207   4,391,400.00      65,000  sole                              65,000
ROCKWOOD HOLDINGS, INC.          com    774415103   3,389,750.00      65,000  sole                              65,000
TERADATA CORPORATION             com    88076W103   1,363,000.00      20,000  sole                              20,000
TRONOX INCORPORATED              com    897051306   7,472,711.25      42,885  sole                              42,885
ULTRA CLEAN HOLDINGS, INC.       com    90385V107   2,583,777.04     342,676  sole                             342,676
W.R. GRACE & CO                  com    38388F108   7,473,540.00     129,300  sole                             129,300